LOSSES PER SHARE (Schedule of earnings per share basic and diluted from discontinued operations) (Details) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Denominator:
Denominator used for income per share	542,881,582	430,005,930
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	542,881,582	430,005,930
Denominator used for income per share	542,881,582	430,005,930
Class B Ordinary shares
Denominator:
Denominator used for income per share	99	1,703,395
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	99	1,703,395
Conversion of Class B to Class A ordinary shares	0
Denominator used for income per share	99	1,703,395
Class A ordinary shares
Denominator:
Denominator used for income per share	542,881,483	428,302,535
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	542,881,483	428,302,535
Conversion of Class B to Class A ordinary shares	99	1,703,395
Denominator used for income per share	542,881,582	430,005,930